Notes to Consolidated Statements of Cash flows - Summary Of Net Increase in cash and cash equivalents (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Net decrease in cash and cash equivalents [Line Items]
Cash and cash equivalents at the end of the year	¥ 11,089,073	¥ 11,798,435	¥ 18,577,225
Cash and cash equivalents at the beginning of the year	(11,798,435)	(18,577,225)	(29,594,654)
Net decrease in cash and cash equivalents	¥ (709,362)	¥ (6,778,790)	¥ (11,017,429)